American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 29, 2020

International Opportunities - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Argentina — 0.6%
Globant SA(1)	29,754	3,362,499
Australia — 3.4%
Afterpay Ltd.(1)	170,351	3,741,662
NRW Holdings Ltd.	1,877,524	2,968,243
Saracen Mineral Holdings Ltd.(1)	1,665,969	4,144,157
Seven Group Holdings Ltd.(2)	699,343	8,131,370
		18,985,432
Belgium — 2.6%
Argenx SE(1)	41,135	5,721,233
Barco NV	17,976	3,891,439
Fagron	212,535	4,488,033
		14,100,705
Brazil — 2.6%
Azul SA ADR(1)	80,027	2,360,797
Cia de Locacao das Americas	1,034,916	4,836,813
Notre Dame Intermedica Participacoes SA	167,400	2,302,550
Randon SA Implementos e Participacoes Preference Shares	1,884,700	4,872,008
		14,372,168
Canada — 7.4%
ATS Automation Tooling Systems, Inc.(1)	200,229	2,674,692
BRP, Inc.	171,455	7,029,368
Descartes Systems Group, Inc. (The)(1)	99,007	4,110,754
ECN Capital Corp.	888,603	3,634,517
Element Fleet Management Corp.	710,748	6,650,769
FirstService Corp.	54,665	5,423,941
Gibson Energy, Inc.	303,272	5,788,660
TFI International, Inc.	173,622	5,355,151
		40,667,852
China — 6.9%
A-Living Services Co. Ltd., H Shares	3,589,500	16,235,468
China Yongda Automobiles Services Holdings Ltd.	4,694,000	4,489,519
GDS Holdings Ltd. ADR(1)	166,224	9,636,005
GSX Techedu, Inc. ADR(1)(2)	128,666	5,217,406
Li Ning Co. Ltd.	834,000	2,214,188
		37,792,586
Denmark — 0.5%
Royal Unibrew A/S	31,932	2,748,282
Finland — 1.9%
Huhtamaki Oyj	141,913	5,906,062
Valmet Oyj	199,220	4,767,960
		10,674,022
France — 5.3%
Alten SA	48,659	5,479,064

Cie Plastic Omnium SA	167,274	3,753,739
Euronext NV	80,660	6,733,842
Korian SA	131,816	6,030,046
Nexans SA	91,759	4,190,867
SOITEC(1)	36,770	3,054,408
		29,241,966
Germany — 5.1%
Evotec SE(1)(2)	136,532	3,277,783
HelloFresh SE(1)	278,443	6,824,768
MorphoSys AG(1)	58,416	6,179,005
Sixt SE	30,217	2,652,068
Stroeer SE & Co. KGaA	111,567	8,322,098
Varta AG(1)(2)	14,243	1,074,347
		28,330,069
Hong Kong — 2.5%
Ausnutria Dairy Corp. Ltd.(1)	2,421,000	3,938,384
Man Wah Holdings Ltd.	6,362,000	4,648,577
Minth Group Ltd.	1,420,000	5,029,150
		13,616,111
India — 3.4%
Bata India Ltd.	195,338	4,484,910
Indraprastha Gas Ltd.	799,122	4,911,638
WNS Holdings Ltd. ADR(1)	144,158	9,491,363
		18,887,911
Indonesia — 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	15,459,800	4,067,156
Israel — 1.4%
Kornit Digital Ltd.(1)	191,349	7,625,258
Italy — 2.0%
Amplifon SpA	179,488	5,169,034
Autogrill SpA	294,875	2,392,266
FinecoBank Banca Fineco SpA	302,318	3,197,495
		10,758,795
Japan — 15.3%
Anritsu Corp.	358,600	5,854,910
Ariake Japan Co. Ltd.	55,100	3,544,473
Aruhi Corp.	96,500	1,411,435
Cosmos Pharmaceutical Corp.	28,900	6,269,288
Fancl Corp.	110,500	2,775,569
GMO Payment Gateway, Inc.	86,800	5,356,129
Harmonic Drive Systems, Inc.	95,000	3,969,128
Kobe Bussan Co. Ltd.	178,700	6,537,536
Lasertec Corp.	110,900	5,028,489
Mabuchi Motor Co. Ltd.	7,200	248,650
Nabtesco Corp.	217,300	5,815,558
Nihon Kohden Corp.	177,600	5,360,673
Nihon M&A Center, Inc.	193,700	5,782,865
Nippon Gas Co. Ltd.	156,700	4,962,690
Orix JREIT, Inc.	1,968	3,677,412

SCSK Corp.	68,100	3,597,034
SHIFT, Inc.(1)	66,100	4,015,470
SHO-BOND Holdings Co. Ltd.	140,700	5,113,292
UT Group Co. Ltd.	246,200	4,869,169
		84,189,770
Mexico — 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	423,981	2,775,489
Netherlands — 1.3%
IMCD NV	55,687	4,566,465
Just Eat Takeaway(1)	29,218	2,568,047
		7,134,512
Norway — 2.2%
Bakkafrost P/F	104,257	6,584,559
Subsea 7 SA	356,057	3,130,547
TGS NOPEC Geophysical Co. ASA(2)	105,563	2,415,543
		12,130,649
Poland — 1.0%
Dino Polska SA(1)	147,519	5,414,889
South Korea — 2.5%
Douzone Bizon Co. Ltd.	78,183	5,573,478
Seegene, Inc.(2)	158,827	4,743,377
Studio Dragon Corp.(1)	53,083	3,216,168
		13,533,023
Sweden — 6.0%
AAK AB	209,122	3,614,295
Embracer Group AB(1)	637,083	6,219,371
Fastighets AB Balder, B Shares(1)	93,759	4,434,257
Lindab International AB	375,717	4,530,496
Loomis AB, B Shares	114,273	4,008,457
Samhallsbyggnadsbolaget i Norden AB	3,697,081	10,488,125
		33,295,001
Switzerland — 4.2%
Cembra Money Bank AG	52,103	5,904,428
Georg Fischer AG	2,685	2,324,902
SIG Combibloc Group AG(1)	485,949	7,247,594
Tecan Group AG	27,682	7,801,137
		23,278,061
Taiwan — 5.7%
Accton Technology Corp.	1,040,000	5,427,668
Airtac International Group	404,000	6,088,848
Chailease Holding Co. Ltd.	2,116,786	7,799,854
King Yuan Electronics Co. Ltd.	3,490,000	3,657,203
Macronix International	4,980,000	5,209,962
Merida Industry Co. Ltd.	613,000	2,953,561
		31,137,096
Turkey — 0.5%
Ulker Biskuvi Sanayi AS(1)	789,199	2,639,775
United Kingdom — 14.4%
Avast plc	1,107,392	5,687,975

AVEVA Group plc	39,326	2,239,252
Bellway plc	186,541	8,996,475
Dechra Pharmaceuticals plc	117,466	4,035,694
Electrocomponents plc	853,861	6,725,963
Future plc	219,619	3,288,045
Grafton Group plc	511,606	5,712,237
HomeServe plc	406,548	6,305,216
Intermediate Capital Group plc	534,120	11,015,466
Network International Holdings plc(1)	433,402	2,999,430
Nomad Foods Ltd.(1)	207,701	3,834,160
Rotork plc	232,043	853,369
Serco Group plc(1)	2,412,980	4,754,326
Trainline plc(1)	1,142,781	6,950,941
UNITE Group plc (The)	393,625	5,754,142
		79,152,691
TOTAL COMMON STOCKS (Cost $491,037,395)		549,911,768
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $3,932,326), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $3,839,107)		3,838,675
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $220,922), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $215,012)		215,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,790	1,790
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,055,465)		4,055,465
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,782,578)	6,782,578	6,782,578
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $501,875,438)		560,749,811
OTHER ASSETS AND LIABILITIES — (1.9)%		(10,386,292)
TOTAL NET ASSETS — 100.0%		$550,363,519

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Information Technology	18.9%
Consumer Discretionary	12.2%
Health Care	10.1%
Financials	9.2%
Consumer Staples	8.7%
Real Estate	5.5%
Communication Services	3.8%
Materials	3.1%
Energy	2.0%
Utilities	1.8%
Cash and Equivalents*	0.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,499,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $17,881,483, which includes securities collateral of $11,098,905.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	3,362,499	—	—
Brazil	2,360,797	12,011,371	—
China	14,853,411	22,939,175	—
India	9,491,363	9,396,548	—
Israel	7,625,258	—	—
United Kingdom	3,834,160	75,318,531	—
Other Countries	—	388,718,655	—
Temporary Cash Investments	1,790	4,053,675	—
Temporary Cash Investments - Securities Lending Collateral	6,782,578	—	—
	48,311,856	512,437,955	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.